PROVISIONS - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	May 31, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Disclosure of other provisions [line items]
Export duty, percentage						10.00%
Tax moratorium, settlement amount		$ 1,057,444
Tax moratorium, settlement amount, undiscounted cash flows		$ 68,621
Tax moratorium, down payment percentage		5.00%
Tax moratorium, installment payment period		60 months
Tax moratorium liability, interest rate		1.50%
Export duties paid			$ 6,646
Total liabilities			515,162	$ 513,526
Provision for decommissioning, restoration and rehabilitation costs			$ 62,172	$ 58,330	$ 63,909
Change in the discount rate			1.00%
Increase (decrease) through change in discount rate, other provisions			$ 5,559
Marigold mine
Disclosure of other provisions [line items]
Discount rate used for future cash payments			2.80%	2.60%
Length of settlement			20 years
Puna Operations
Disclosure of other provisions [line items]
Discount rate used for future cash payments			9.90%	9.90%
Length of settlement			15 years
Seabee Gold Operation
Disclosure of other provisions [line items]
Discount rate used for future cash payments			2.30%	2.30%
Length of settlement			11 years
Gross carrying amount
Disclosure of other provisions [line items]
Change in estimate of close down and restoration provision			$ 3,269	$ (9,128)
Puna Operations Inc.
Disclosure of other provisions [line items]
Useful life of property, plant and equipment	8 years
Provision for decommissioning, restoration and rehabilitation costs			(8,317)
Amount recorded against carrying value of plant			8,458
Benefit recognized in income statement			$ 141